Income and other taxes - Income tax (expense) recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current tax (expense) recovery:
Current period before undernoted items	$ (127,254)	$ (115,629)
Adjustments to prior years	(324)	(138)
Current tax recovery (expense)	(127,578)	(115,767)
Deferred tax recovery (expense):
Origination and reversal of temporary differences	9,589	4,360
Adjustments to prior years	(400)	(235)
Changes in tax rates	(23)	3,630
Impact of foreign exchange and other	(1,447)	(2,415)
Deferred tax recovery (expense)	7,719	5,340
Total income tax (expense) recovery	$ (119,859)	$ (110,427)